COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
25.	COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments related to the new manufacturing facility in Shanghai

Future minimum capital payment under non-cancellable agreements are as follow:

As of December 31,
2022
RMB
2023	314,793
2024	11,675
Total	326,468

Royalty fee commitments

The Group is obligated to make royalty payments to a third party from 2020 through 2030. The royalty payments for 2021 and 2022 should be US$3.0 million. For each year starting from 2023, the royalty payment is determined to be the greater amount of a base payment of US$3.0 million (except for the year of 2030, where the base payment shall be US$0.3 million) or amount calculated based on a tiered percentage of net revenues. In particular, the percentage should be 4%, 3% and 2% for the net revenues of rotational scanning product from US$0 to US$425,000, from US$425,000 to US$2,925,000, and from US$2,925,000 to above, respectively. Net sales does not include (a) taxes, tariffs, customs duties, excise, or other governmental charges (except income tax) levied and that are separately stated in an invoice, (b) reasonable charges for freight or insurance that are separately stated in an invoice and borne by the Group or its affiliates.

Contingencies

The Group may from time to time be subject to various legal or administrative claims and proceedings arising in the ordinary course of business. As of December 31, 2021 and 2022, there were no legal or administrative proceedings for which a loss was probable and expected to be material to the financial statements. Additionally, there were no legal or administrative proceedings for which a reasonably possible loss would be material to the financial statements.

Standby credit facility

In November 2022, the Company entered into a one-year credit facility agreement of RMB300,000 with a commercial bank in China. The interest rate is determined with each drawdown and subject to additional approval. As of December 31, 2022, the Group did not draw down any amount under this credit facility.